Financial risks (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management [Abstract]
Disclosure of detailed information about foreign currency risk [Table Text Block]
		December 31,
	2023	2022
	$	$

Cash	9,225	19,780
Amounts receivable	1,767	4,213
Other assets	1,037	1,194
Accounts payable and accrued liabilities	(473)	(37)
Revolving credit facility	(115,000)	-
Net exposure, in U.S. dollars	(103,444)	25,150
Equivalent in Canadian dollars	(136,815)	34,063

Disclosure of detailed information about liquidity risk [Table Text Block]
	As at December 31, 2023
	Total amount payable		Estimated annual payments
		Maturity	2024	2025	2026	2027	2028-2029
	$		$	$	$	$	$

Revolving credit facility (i)	231,735	September 29, 2026	14,493	14,493	202,749	-	-
Lease liabilities	10,260	December 31, 2029	1,782	1,800	1,800	1,800	3,078
	241,995		16,275	16,293	204,549	1,800	3,078

(i) The interest payable is based on the actual interest rates as at December 31, 2023.